UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-07445

                           SEI Asset Allocation Trust




                                   Registrant
                           SEI Asset Allocation Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                          Date of Fiscal Year End: 3/31




             Date of Reporting Period: July 1, 2007 to June 30, 2008



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                            Aggressive Strategy Fund

     The Aggressive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                           Conservative Strategy Fund

     The Conservative Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                            Core Market Strategy Fund

     The Core Market Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                             Defensive Strategy Fund

     The Defensive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.
                      Diversified Conservative Income Fund
     The Diversified Conservative Income Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                          Diversified Conservative Fund

     The Diversified Conservative Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                     Diversified Global Moderate Growth Fund

     The Diversified Global Moderate Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.



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                        Diversified Moderate Growth Fund

     The Diversified Moderate Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                         Diversified Global Growth Fund

     The Diversified Global Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                          Diversified Global Stock Fund

     The Diversified Global Stock Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                           Diversified U.S. Stock Fund

     The Diversified U.S. Stock Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                           Market Growth Strategy Fund

     The Market Growth Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                             Moderate Strategy Fund

     The Moderate Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.


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                      Tax-Managed Aggressive Strategy Fund

     The Tax-Managed Aggressive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                      Conservative Strategy Allocation Fund

     The Conservative Strategy Allocation Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                      Core Market Strategy Allocation Fund

     The Core Market Strategy Allocation Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                       Defensive Strategy Allocation Fund

     The Defensive Strategy Allocation Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                     Market Growth Strategy Allocation Fund

     The Market Growth Strategy Allocation Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                        Moderate Strategy Allocation Fund

     The Moderate Strategy Allocation Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.



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                                   Signatures


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Name of Registrant: SEI Asset Allocation Trust

By: /s/ Robert A. Nesher

President
Date: August 31, 2008